CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2017	$ 723,540	$ 60	$ 222,189	$ 41,130	$ 482,999	$ (22,859)	$ 723,519	$ 21
Balance (in shares) at Jun. 30, 2017		60,342,099
Share-based compensation	1,207		1,207				1,207
Net income for the year	107,437				107,161		107,161	276
Appropriations to statutory reserves				4,840	(4,840)
Dividend paid	(7,241)				(7,241)		(7,241)
Translation adjustments	17,410					17,406	17,406	4
Balance at Jun. 30, 2018	842,353	$ 60	223,396	45,970	578,079	(5,453)	842,052	301
Balance (in shares) at Jun. 30, 2018		60,342,099
Cumulative effect of change in accounting principle (Note 2)	18,765				18,765		18,765
Share-based compensation	238		238				238
Net income for the year	125,539				125,261		125,261	278
Appropriations to statutory reserves				2,728	(2,728)
Dividend paid	(10,862)				(10,862)		(10,862)
Deconsolidation of a subsidiary	1,273					1,273	1,273
Capital contribution from subsidiaries' non-controlling interest shareholders	1,456							1,456
Translation adjustments	(31,602)					(31,341)	(31,341)	(261)
Balance at Jun. 30, 2019	947,160	$ 60	223,634	48,698	708,515	(35,521)	945,386	1,774
Balance (in shares) at Jun. 30, 2019		60,342,099
Issue of ordinary shares		$ 1	(1)
Issue of ordinary shares (in shares)		195,000
Share-based compensation	410		410				410
Net income for the year	79,326				79,396		79,396	(70)
Appropriations to statutory reserves				725	(725)
Dividend paid	(12,713)				(12,713)		(12,713)
Capital contribution from subsidiaries' non-controlling interest shareholders	3,016							3,016
Translation adjustments	(28,313)					(27,996)	(27,996)	(317)
Balance at Jun. 30, 2020	$ 988,886	$ 61	$ 224,043	$ 49,423	$ 774,473	$ (63,517)	$ 984,483	$ 4,403
Balance (in shares) at Jun. 30, 2020		60,537,099